Commitments and Contingencies - Additional Information (Details) $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($) agreement vessel
Loss Contingencies [Line Items]
Estimated payments during the remainder of 2017	$ 487,897
Estimated payments during 2018	$ 1,092,735
Teekay Nakilat Corporation
Loss Contingencies [Line Items]
Number of capital leased assets | agreement	3
Capital lease term	30 years
Number of vessels | vessel	3
Security deposit against future claims	$ 6,800
Teekay Nakilat Joint Venture
Loss Contingencies [Line Items]
Percentage of ownership interest	70.00%
Teekay Nakilat Joint Venture | HMRC
Loss Contingencies [Line Items]
Present value of the lease rental increase claim	$ 42,000
Consolidated LNG carrier newbuildings
Loss Contingencies [Line Items]
Estimated payments during the remainder of 2017	376,960
Estimated payments during 2018	$ 536,671
Newbuildings
Loss Contingencies [Line Items]
Number of vessels | vessel	8
Newbuildings | Consolidated LNG carrier newbuildings
Loss Contingencies [Line Items]
Estimated payments during the remainder of 2017	$ 377,000
Estimated payments during 2018	$ 536,700